LEASES - Future Minimum Lease Payments (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥) lease
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	¥ 319,098,599
2021	349,235,068
2022	221,652,540
Thereafter	387,198,829
Total minimum lease payments	¥ 1,277,185,036
Lease not yet commenced | lease	0